Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related-party Transactions
Schedule of transactions between related parties	Sales and accounts receivable

	Year ended December 31,
	2020	2021	2022

	(in thousands)
Sales of goods
Other related parties	$—	125	215

	December 31,
	2021	2022

	(in thousands)
Accounts receivable
Other related parties	$71	36

Purchase and accounts payable

	Year ended December 31,
	2020	2021	2022

	(in thousands)
Purchase of raw materials
CMMT	$663	3,469	1,079
Other related parties	26	63	—
	$689	3,532	1,079

	December 31,
	2021	2022

	(in thousands)
Accounts payable
CMMT	$233	263
Other related parties	32	—
	$265	263

Others

	Year ended December 31,
	2020	2021	2022

	(in thousands)
Revenue from miscellaneous service
Associates	$—	63	181
Other related parties	—	3	9
	$—	66	190

Technical service fee
Viewsil	$1,400	1,400	1,050

Miscellaneous fee
CMMT	$84	791	496
Associates	—	4	—
	$84	795	496

	December 31,
	2021	2022

	(in thousands)
Other receivable
Associates	$14	24
Other related parties	3	—
	$17	24

Other payable
Viewsil	$1,400	2,450
Other related parties	241	118
	$1,641	2,568

(c)	Compensation of key management personnel

Schedule of compensation to key management personnel

The compensation to key management personnel for the years ended December 31, 2020, 2021 and 2022 were as follows:

	Year ended December 31,
	2020	2021	2022

	(in thousands)
Short-term employee benefits	$884	1,068	1,721
Post-employment benefits	9	12	11
Share-based compensation	41	671	363
	$934	1,751	2,095